Annual Operating Expenses - FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO - FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO - Fidelity California Limited Term Tax-Free Bond Fund - Fidelity California Limited Term Tax-Free Bond Fund
Apr. 29, 2025
Operating Expenses:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.30%